                        CAPITAL APPRECIATION PORTFOLIO                        10
                        --------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
=======================================================================================================================
September 30, 1995


-----------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------
   Investments, at Value (Cost $112,010,157)                                                               $144,756,143
-----------------------------------------------------------------------------------------------------------------------
   Cash                                                                                                       1,547,832
-----------------------------------------------------------------------------------------------------------------------
   Receivable for Securities Sold                                                                             5,548,565
-----------------------------------------------------------------------------------------------------------------------
   Dividends Receivable                                                                                          14,960
-----------------------------------------------------------------------------------------------------------------------
   Prepaid Expenses                                                                                                 175
-----------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                             151,867,675
-----------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
   Due to Bankers Trust                                                                                          57,336
-----------------------------------------------------------------------------------------------------------------------
   Payable for Securities Purchased                                                                           1,901,125
-----------------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Accounts Payable                                                                         21,325
-----------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                          1,979,786
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                                 $149,887,889
=======================================================================================================================

COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                                         $117,141,903
-----------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                                                 32,745,986
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS, SEPTEMBER 30, 1995                                                                             $149,887,889
=======================================================================================================================





              See Notes to Financial Statements on Pages 20 and 21

                        CAPITAL APPRECIATION PORTFOLIO                        11
                        --------------------------------------------------------




STATEMENT OF OPERATIONS
===============================================================================================================================
For the period January 1, 1995 to September 30, 1995

-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------------------
   Dividends                                                                                $ 108,821
-------------------------------------------------------------------------------------------------------------------------------
   Interest                                                                                   347,025
-------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                                          $   455,846
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
   Advisory Fee                                                                               482,453
-------------------------------------------------------------------------------------------------------------------------------
   Administration and Services Fee                                                             74,224
-------------------------------------------------------------------------------------------------------------------------------
   Professional Fees                                                                           16,299
-------------------------------------------------------------------------------------------------------------------------------
   Insurance                                                                                    2,000
-------------------------------------------------------------------------------------------------------------------------------
   Trustees Fees                                                                                1,107
-------------------------------------------------------------------------------------------------------------------------------
   Miscellaneous                                                                                  965
-------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                             577,048
-------------------------------------------------------------------------------------------------------------------------------
   Less: Expenses Absorbed by Bankers Trust                                                  (131,702)                  445,346
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                    10,500
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
-------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Securities Transactions                                                                    11,774,764
-------------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                                                         23,909,639
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES                                                                       35,684,403
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                          $35,694,903
===============================================================================================================================





              See Notes to Financial Statements on Pages 20 and 21

                        CAPITAL APPRECIATION PORTFOLIO                        12
                        --------------------------------------------------------



STATEMENT OF CHANGES IN NET ASSETS
===============================================================================================================================
                                                                                                                        For the
                                                                                    For the period                   year ended
                                                                                   January 1, 1995 to                  December
                                                                                   September 30, 1995                  31, 1994
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                                 $     10,500             $      39,472
-------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities Transactions                                   11,774,764                (3,134,504)
-------------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                               23,909,639                 5,994,992
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                              35,694,903                 2,899,960
-------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------
   Proceeds from Capital Invested                                                          63,887,608                48,149,120
-------------------------------------------------------------------------------------------------------------------------------
   Value of Capital Withdrawn                                                             (23,328,952)              (14,490,487)
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Capital Transactions                                    40,558,656                33,658,633
-------------------------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE IN NET ASSETS                                                            76,253,559                36,558,593
===============================================================================================================================

NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
   Beginning of Period                                                                     73,634,330                37,075,737
-------------------------------------------------------------------------------------------------------------------------------
   End of Period                                                                         $149,887,889             $  73,634,330
===============================================================================================================================




              See Notes to Financial Statements on Pages 20 and 21

                        CAPITAL APPRECIATION PORTFOLIO                        13
                        --------------------------------------------------------


FINANCIAL HIGHLIGHTS
================================================================================

Contained below are selected ratios and supplemental data for each of the periods indicated for the Capital Appreciation Portfolio.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   For the period
                                                                                               For the              March 9, 1993
                                                                     For the period         year ended              (Commencement
                                                                 January 1, 1995 to           December          of Operations) to
                                                                 September 30, 1995           31, 1994          December 31, 1993
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets                          0.01%*             0.08%                      0.38%*

Ratio of Expenses to Average Net Assets                                       0.60%*             0.60%                      0.60%*

Decrease Reflected in Above Ratio of Expenses to Average
    Net Assets Due to Absorption of Expenses by Bankers Trust                 0.18%*             0.23%                      0.41%*

Portfolio Turnover Rate                                                        125%               157%                       137%

Net Assets, End of Period (000's omitted)                                  $149,888            $73,634                    $37,076

*  Annualized




             See Notes to Financial Statements on Pages 20 and 21

                        CAPITAL APPRECIATION PORTFOLIO                        14
                        --------------------------------------------------------



SCHEDULE OF PORTFOLIO INVESTMENTS
==================================================================================================================================
September 30, 1995

SHARES                            DESCRIPTION                                                                            VALUE
==================================================================================================================================
                                  COMMON STOCKS - 86.69%
----------------------------------------------------------------------------------------------------------------------------------
                                  AMERICA'S CHANGING LEISURETIME - 5.55%
----------------------------------------------------------------------------------------------------------------------------------
    16,800                        Broderbund Software (a)                                                              $ 1,278,900
----------------------------------------------------------------------------------------------------------------------------------
   132,500                        Darden Restaurants (a)                                                                 1,523,750
----------------------------------------------------------------------------------------------------------------------------------
    24,400                        Davidson and Associates (a)                                                              847,900
----------------------------------------------------------------------------------------------------------------------------------
    27,500                        La Quinta Inns                                                                           770,000
----------------------------------------------------------------------------------------------------------------------------------
    33,700                        Lone Star Steakhouse& Saloon (a)                                                       1,381,700
----------------------------------------------------------------------------------------------------------------------------------
    15,000                        New World Communications Group (a)                                                       309,375
----------------------------------------------------------------------------------------------------------------------------------
    64,600                        Renaissance Hotel Group N.V. (a)                                                       1,146,650
----------------------------------------------------------------------------------------------------------------------------------
    37,100                        Sinclair Broadcast Group (a)                                                           1,066,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,324,900
==================================================================================================================================
                                  AMERICA'S INDUSTRIAL RENAISSANCE - 5.30%
----------------------------------------------------------------------------------------------------------------------------------
    49,200                        American Standard (a)                                                                  1,451,400
----------------------------------------------------------------------------------------------------------------------------------
    35,700                        Atlantic Southeast Airlines                                                              834,487
----------------------------------------------------------------------------------------------------------------------------------
    51,450                        Comair Holdings                                                                        1,363,425
----------------------------------------------------------------------------------------------------------------------------------
    49,700                        Pall                                                                                   1,155,525
----------------------------------------------------------------------------------------------------------------------------------
     9,900                        Sealed Air (a)                                                                           545,737
----------------------------------------------------------------------------------------------------------------------------------
    25,700                        Ultratech Stepper (a)                                                                  1,085,825
----------------------------------------------------------------------------------------------------------------------------------
    23,800                        Vicor (a)                                                                                575,663
----------------------------------------------------------------------------------------------------------------------------------
    65,300                        Westinghouse Air Brake (a)                                                               938,688
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,950,750
==================================================================================================================================
                                  LIFE SCIENCES REVOLUTION - 3.04%
----------------------------------------------------------------------------------------------------------------------------------
    45,700                        BioChem Pharma (a)                                                                     1,456,687
----------------------------------------------------------------------------------------------------------------------------------
    41,700                        Idexx Laboratories (a)                                                                 1,553,325
----------------------------------------------------------------------------------------------------------------------------------
    28,400                        Millipore                                                                              1,065,000
----------------------------------------------------------------------------------------------------------------------------------
     9,900                        Sigma-Aldrich                                                                            480,150
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,555,162
==================================================================================================================================
                                  MANAGING THE INFORMATION AGE - 9.96%
----------------------------------------------------------------------------------------------------------------------------------
    24,600                        3Com (a)                                                                               1,119,300
----------------------------------------------------------------------------------------------------------------------------------
    32,900                        Adobe Systems                                                                          1,702,575
----------------------------------------------------------------------------------------------------------------------------------
    10,800                        Ascend Communications (a)                                                                864,000
----------------------------------------------------------------------------------------------------------------------------------
    23,700                        Bay Networks (a)                                                                       1,264,987
----------------------------------------------------------------------------------------------------------------------------------
    24,200                        Cascade Communications (a)                                                             1,191,850
----------------------------------------------------------------------------------------------------------------------------------
    31,800                        Ceridian (a)                                                                           1,411,125
----------------------------------------------------------------------------------------------------------------------------------
    55,600                        Cheyenne Software (a)                                                                  1,112,000
----------------------------------------------------------------------------------------------------------------------------------
    16,200                        FORE Systems (a)                                                                         599,400
----------------------------------------------------------------------------------------------------------------------------------
    33,400                        Glenayre Technologies (a)                                                              2,404,800
----------------------------------------------------------------------------------------------------------------------------------
    27,100                        Madge Networks N.V. (a)                                                                  867,200
----------------------------------------------------------------------------------------------------------------------------------
    13,600                        Policy Management Systems (a)                                                            697,000
----------------------------------------------------------------------------------------------------------------------------------
    25,800                        Symantec (a)                                                                             774,000
----------------------------------------------------------------------------------------------------------------------------------
    21,900                        Tellabs (a)                                                                              922,538
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        14,930,775
==================================================================================================================================
                                  MOVE TO OUTSOURCING - 4.85%
----------------------------------------------------------------------------------------------------------------------------------
    27,600                        Avnet                                                                                  1,424,850
----------------------------------------------------------------------------------------------------------------------------------
    50,700                        Lear Seating (a)                                                                       1,489,313
----------------------------------------------------------------------------------------------------------------------------------
    42,000                        Paychex                                                                                1,942,500
----------------------------------------------------------------------------------------------------------------------------------
    28,100                        Solectron (a)                                                                          1,109,950
----------------------------------------------------------------------------------------------------------------------------------
    66,500                        USA Waste Services (a)                                                                 1,296,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,263,363
==================================================================================================================================
                                  NEW HEALTH CARE PARADIGM - 10.52%
----------------------------------------------------------------------------------------------------------------------------------
    38,700                        American Oncology Resources (a)                                                        1,664,100
----------------------------------------------------------------------------------------------------------------------------------
    25,000                        Biogen (a)                                                                             1,500,000
----------------------------------------------------------------------------------------------------------------------------------
    14,000                        CareLine (a)                                                                             131,250
----------------------------------------------------------------------------------------------------------------------------------
    21,000                        Caremark International                                                                   451,500
----------------------------------------------------------------------------------------------------------------------------------
    35,200                        Cerner (a)                                                                             1,205,600
----------------------------------------------------------------------------------------------------------------------------------
    22,900                        HBO & Co                                                                               1,431,250
----------------------------------------------------------------------------------------------------------------------------------
    32,000                        Healthsource (a)                                                                       1,540,000
----------------------------------------------------------------------------------------------------------------------------------
    23,800                        Medtronic                                                                              1,279,250
----------------------------------------------------------------------------------------------------------------------------------
    26,100                        Nellcor Puritan Bennett (a)                                                            1,298,475
----------------------------------------------------------------------------------------------------------------------------------
    23,100                        Oxford Health Plans (a)                                                                1,680,525
----------------------------------------------------------------------------------------------------------------------------------





              See Notes to Financial Statements on Pages 20 and 21

                        CAPITAL APPRECIATION PORTFOLIO                        15
                        --------------------------------------------------------



SCHEDULE OF PORTFOLIO INVESTMENTS
==================================================================================================================================
September 30, 1995

SHARES                            DESCRIPTION                                                                                VALUE
==================================================================================================================================
    39,900                        PhyCor (a)                                                                           $ 1,366,575
----------------------------------------------------------------------------------------------------------------------------------
    34,800                        Sola International (a)                                                                   769,950
----------------------------------------------------------------------------------------------------------------------------------
    35,200                        Watson Pharmaceuticals (a)                                                             1,443,200
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        15,761,675
==================================================================================================================================
                                  PRODUCTIVITY ENHANCEMENT - 8.86%
----------------------------------------------------------------------------------------------------------------------------------
    28,250                        Credence Systems (a)                                                                   1,024,062
----------------------------------------------------------------------------------------------------------------------------------
    36,000                        Danka Business Systems - ADR                                                           1,296,000
----------------------------------------------------------------------------------------------------------------------------------
    23,900                        Diamond Multimedia Systems (a)                                                           770,775
----------------------------------------------------------------------------------------------------------------------------------
    17,100                        KLA Instruments (a)                                                                    1,372,275
----------------------------------------------------------------------------------------------------------------------------------
    18,400                        Lam Research (a)                                                                       1,099,400
----------------------------------------------------------------------------------------------------------------------------------
    77,300                        Mentor Graphics (a)                                                                    1,613,638
----------------------------------------------------------------------------------------------------------------------------------
    14,000                        Novellus Systems (a)                                                                     980,000
----------------------------------------------------------------------------------------------------------------------------------
    36,000                        Parametric Technology (a)                                                              2,214,000
----------------------------------------------------------------------------------------------------------------------------------
    24,200                        Tencor Instruments (a)                                                                 1,070,850
----------------------------------------------------------------------------------------------------------------------------------
    51,000                        Teradyne (a)                                                                           1,836,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,277,000
==================================================================================================================================
                                  REDISTRIBUTION OF DEBT - 3.21%
----------------------------------------------------------------------------------------------------------------------------------
    23,900                        Countrywide Credit Industries                                                            561,650
----------------------------------------------------------------------------------------------------------------------------------
    24,400                        Green Tree Financial                                                                   1,488,400
----------------------------------------------------------------------------------------------------------------------------------
    35,700                        The Money Store                                                                        1,691,288
----------------------------------------------------------------------------------------------------------------------------------
    22,600                        The PMI Group                                                                          1,070,675
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,812,013
==================================================================================================================================
                                  SPECIAL SITUATIONS - 2.85%
----------------------------------------------------------------------------------------------------------------------------------
    42,600                        AVX (a)                                                                                1,427,100
----------------------------------------------------------------------------------------------------------------------------------
    30,500                        Katz Media Group (a)                                                                     621,437
----------------------------------------------------------------------------------------------------------------------------------
    34,700                        Softkey International (a)                                                              1,535,475
----------------------------------------------------------------------------------------------------------------------------------
    21,400                        Sybase (a)                                                                               687,475
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,271,487
==================================================================================================================================
                                  STORES OF VALUE - 9.67%
----------------------------------------------------------------------------------------------------------------------------------
    31,400                        Barnes &Noble (a)                                                                      1,201,050
----------------------------------------------------------------------------------------------------------------------------------
    63,900                        Borders Group (a)                                                                      1,094,287
----------------------------------------------------------------------------------------------------------------------------------
    40,500                        Corporate Express (a)                                                                    987,187
----------------------------------------------------------------------------------------------------------------------------------
    29,000                        General Nutrition (a)                                                                  1,319,500
----------------------------------------------------------------------------------------------------------------------------------
    37,200                        Heilig-Myers                                                                             864,900
----------------------------------------------------------------------------------------------------------------------------------
    30,900                        Nine West Group (a)                                                                    1,405,950
----------------------------------------------------------------------------------------------------------------------------------
    24,400                        Oakley (a)                                                                               722,850
----------------------------------------------------------------------------------------------------------------------------------
    90,975                        Staples (a)                                                                            2,570,044
----------------------------------------------------------------------------------------------------------------------------------
    30,100                        Sunglass Hut International (a)                                                         1,505,000
----------------------------------------------------------------------------------------------------------------------------------
    40,200                        The Men's Wearhouse (a)                                                                1,447,200
----------------------------------------------------------------------------------------------------------------------------------
    32,900                        Tiffany & Co                                                                           1,377,688
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        14,495,656
==================================================================================================================================
                                  TELECOMMUNICATIONS - 5.06%
----------------------------------------------------------------------------------------------------------------------------------
    38,000                        ADC Telecommunications (a)                                                             1,729,000
----------------------------------------------------------------------------------------------------------------------------------
    30,000                        Adtran (a)                                                                             1,042,500
----------------------------------------------------------------------------------------------------------------------------------
    19,100                        Andrew (a)                                                                             1,167,487
----------------------------------------------------------------------------------------------------------------------------------
    25,400                        DSC Communications (a)                                                                 1,504,950
----------------------------------------------------------------------------------------------------------------------------------
    16,900                        LCI International (a)                                                                    663,325
----------------------------------------------------------------------------------------------------------------------------------
    34,000                        National Data                                                                            913,750
----------------------------------------------------------------------------------------------------------------------------------
    16,300                        Nera AS - ADS (a)                                                                        560,313
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,581,325
==================================================================================================================================
                                  THE GREYING OF AMERICA - 4.63%
----------------------------------------------------------------------------------------------------------------------------------
    54,200                        Boston Scientific (a)                                                                  2,310,275
----------------------------------------------------------------------------------------------------------------------------------
    12,200                        Cordis (a)                                                                             1,033,950
----------------------------------------------------------------------------------------------------------------------------------
    48,100                        Guidant                                                                                1,406,925
----------------------------------------------------------------------------------------------------------------------------------
    15,400                        Loewen Group                                                                             635,250
----------------------------------------------------------------------------------------------------------------------------------
    24,500                        St. Jude Medical (a)                                                                   1,549,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,936,025
==================================================================================================================================
                                  THE UBIQUITOUS SEMICONDUCTOR - 13.19%
----------------------------------------------------------------------------------------------------------------------------------
    37,050                        Alliance Semiconductor (a)                                                             1,472,737
----------------------------------------------------------------------------------------------------------------------------------



              See Notes to Financial Statements on Pages 20 and 21

                        CAPITAL APPRECIATION PORTFOLIO                        16
                        --------------------------------------------------------



SCHEDULE OF PORTFOLIO INVESTMENTS
==================================================================================================================================
September 30, 1995

SHARES                            DESCRIPTION                                                                                VALUE
==================================================================================================================================
    34,300                        Altera (a)                                                                          $  2,139,462
----------------------------------------------------------------------------------------------------------------------------------
    32,200                        Analog Devices (a)                                                                     1,114,925
----------------------------------------------------------------------------------------------------------------------------------
    20,200                        Atmel (a)                                                                                681,750
----------------------------------------------------------------------------------------------------------------------------------
    27,600                        Cirrus Logic (a)                                                                       1,580,100
----------------------------------------------------------------------------------------------------------------------------------
    15,500                        Cypress Semiconductor (a)                                                                598,688
----------------------------------------------------------------------------------------------------------------------------------
    35,200                        Linear Technology                                                                      1,460,800
----------------------------------------------------------------------------------------------------------------------------------
    52,200                        LSI Logic (a)                                                                          3,014,550
----------------------------------------------------------------------------------------------------------------------------------
    30,600                        Maxim Integrated Products (a)                                                          2,264,400
----------------------------------------------------------------------------------------------------------------------------------
    35,600                        Microchip Technology (a)                                                               1,348,350
----------------------------------------------------------------------------------------------------------------------------------
    14,100                        National Semiconductor (a)                                                               389,513
----------------------------------------------------------------------------------------------------------------------------------
    29,400                        Oak Technology (a)                                                                     1,234,800
----------------------------------------------------------------------------------------------------------------------------------
    51,300                        Xilinx (a)                                                                             2,468,813
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        19,768,888
==================================================================================================================================
TOTAL COMMON STOCKS
(Cost $97,184,102)                                                                                                    $129,929,019
==================================================================================================================================

PRINCIPAL
AMOUNT                            DESCRIPTION                                                                                VALUE
==================================================================================================================================
U.S. Treasury Bills - 9.89%
----------------------------------------------------------------------------------------------------------------------------------
$ 224,000                        5.65%, 11/09/95                                                                      $    222,719
----------------------------------------------------------------------------------------------------------------------------------
  205,000                        5.69%, 11/16/95                                                                           203,609
----------------------------------------------------------------------------------------------------------------------------------
1,154,000                        5.35%, 12/07/95                                                                         1,142,872
----------------------------------------------------------------------------------------------------------------------------------
8,768,000                        5.28%, 12/14/95                                                                         8,673,235
----------------------------------------------------------------------------------------------------------------------------------
2,404,000                        5.33%, 1/18/96                                                                          2,367,075
----------------------------------------------------------------------------------------------------------------------------------
2,255,000                        5.46%, 1/25/96                                                                          2,217,614
----------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS
(Cost $14,826,055)                                                                                                    $ 14,827,124
==================================================================================================================================
TOTAL INVESTMENTS
(Cost $112,010,157)                                                                            96.58%                 $144,756,143
----------------------------------------------------------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                                                           3.42%                    5,131,746
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET                                                                                     100.00%                 $149,887,889
----------------------------------------------------------------------------------------------------------------------------------

(a) Non-Income Producing Security



              See Notes to Financial Statements on Pages 20 and 21

                        CAPITAL APPRECIATION PORTFOLIO                        20
                        --------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

The Capital Appreciation Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on October 28, 1992 as an unincorporated trust under the laws of New York and commenced operations on March 9, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

In fiscal year 1995, the Portfolio changed it's year end to September 30th.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Board of Trustees.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

                        CAPITAL APPRECIATION PORTFOLIO                        21
                        --------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the period January 1, 1995 to September 30, 1995, this fee aggregated $74,224.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolio's average daily net assets. For the period January 1, 1995 to September 30, 1995, this fee aggregated $482,453.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of the Portfolio. For the period January 1, 1995 to September 30, 1995, expenses of the Portfolio have been reduced $131,702.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period January 1, 1995 to September 30, 1995, were $136,801,394 and $114,800,140, respectively. For federal income tax purposes, the tax basis of investments held at September 30, 1995 was $112,043,941. The aggregate gross unrealized appreciation for all investments was $33,445,086 and the aggregate gross unrealized depreciation for all investments was $732,884.

                        CAPITAL APPRECIATION PORTFOLIO                        22
                        --------------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================


To the Trustees and Holders of Beneficial Interest of the Capital Appreciation
Portfolio:

We have audited the accompanying statement of assets and liabilities of the Capital Appreciation Portfolio, including the schedule of portfolio investments, as of September 30, 1995, and the related statement of operations for the nine months then ended, the statements of changes in net assets for the nine months ended September 30, 1995 and the year ended December 31, 1994, and the financial highlights for the nine months ended September 30, 1995, for the year ended December 31, 1994 and for the period March 9, 1993 (commencement of operations) to December 31, 1993. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence withthe custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Portfolio as of September 30, 1995, the result of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.



/s/ COOPERS & LYBRAND L.L.P.
----------------------------
Kansas City, Missouri
November 14, 1995